Mining interests - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	$ 2,274,730	$ 2,231,831	$ 2,387,020
Investments in associates accounted for using equity method	120,049	104,236	76,235
Total property, plant and equipment and joint ventures accounted for using the equity method	2,394,779	2,336,067	2,463,255
Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	1,833,216	1,978,355	2,110,532
Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	383,978	230,056	252,328
Office, furniture and equipment, net
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	26,820	23,420	24,160
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	4,196,372	3,771,828	3,540,389
Total property, plant and equipment and joint ventures accounted for using the equity method	4,316,421	3,876,064	3,616,624
Cost | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	3,749,259	3,513,232	3,259,667
Cost | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	383,978	230,056	252,328
Cost | Office, furniture and equipment, net
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	32,419	28,540	28,394
Accumulated depreciation and depletion
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	(1,921,642)	(1,539,997)	(1,153,369)
Accumulated depreciation and depletion | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	(1,916,043)	(1,534,877)	(1,149,135)
Accumulated depreciation and depletion | Office, furniture and equipment, net
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	(5,599)	(5,120)	(4,234)
Fekola Mine, Mali | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	950,063	1,035,438	1,099,575
Fekola Mine, Mali | Cost | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	1,769,945	1,645,337	1,516,134
Fekola Mine, Mali | Accumulated depreciation and depletion | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	(819,882)	(609,899)	(416,559)
Masbate Mine, Philippines | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	577,039	636,012	685,139
Masbate Mine, Philippines | Cost | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	1,114,513	1,085,687	1,046,577
Masbate Mine, Philippines | Cost | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	1,114,513	1,085,687
Masbate Mine, Philippines | Accumulated depreciation and depletion | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	(537,474)	(449,675)	(361,438)
Otjikoto Mine, Namibia | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	306,114	306,905	325,818
Otjikoto Mine, Namibia | Cost | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	864,801	782,208	696,956
Otjikoto Mine, Namibia | Accumulated depreciation and depletion | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	(558,687)	(475,303)	(371,138)
Fekola Regional Property, pre-development | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	30,716	0
Fekola Regional Property, pre-development | Cost | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	30,716	0
Gramalote Project, Colombia, net of impairment | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	135,625	119,866	95,435
Gramalote Project, Colombia, net of impairment | Cost | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	135,625	119,866	95,435
Gramalote Project, Colombia, net of impairment | Cost | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	135,625	119,866
Dandoko Property, Mali | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	58,292	0
Dandoko Property, Mali | Cost | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	58,292	0
Bakolobi Property, Mali | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	51,956	0
Bakolobi Property, Mali | Cost | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	51,956	0
Menankoto Property, Mali | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	41,569	33,739	28,991
Menankoto Property, Mali | Cost | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	41,569	33,739	28,991
Bantako North Property, Mali | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	23,575	15,351	6,191
Bantako North Property, Mali | Cost | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	23,575	15,351	6,191
Finland Properties, Finland | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	22,523	12,561	9,034
Finland Properties, Finland | Cost | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	22,523	12,561	9,034
Kiaka Royalty, Burkina Faso | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	18,488	18,488	0
Kiaka Royalty, Burkina Faso | Cost | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	18,488	18,488	0
Uzbekistan Properties, Uzbekistan | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	12,996	8,802	4,131
Uzbekistan Properties, Uzbekistan | Cost | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	12,996	8,802	4,131
Mocoa Royalty, Colombia | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	10,230	10,230	10,230
Mocoa Royalty, Colombia | Cost | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	10,230	10,230	10,230
Other | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	8,724	11,019	6,688
Other | Cost | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	8,724	11,019	6,688
Calibre, Various
Disclosure of detailed information about property, plant and equipment [line items]
Investments in associates accounted for using equity method	111,774	93,728	76,235
BeMetals, Various
Disclosure of detailed information about property, plant and equipment [line items]
Investments in associates accounted for using equity method	$ 8,275	$ 10,508	$ 0